Note 6 - Disclosures to the Statement of Income and Loss (Details Textual) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Total revenue	€ 16	€ 0	€ 0
Cost of sales	58	(0)	(0)
Trade receivables	20	0
Total contract assets	0
Transaction price allocated to remaining performance obligations	42	0
Total contract liabilities	0
Impairment loss recognised in profit or loss, property, plant and equipment	1,965	0	0
Professional services received in connection with the IPO was not recognized in general and administrative expenses but deducted from capital reserves	2,690
Professional services in connection with the IPO received in the previous year were accrued as a current non-financial asset in the previous year and deducted from capital reserve in the reporting year	135
Increase (decrease) in personnel expenses	(21,613)	(1,898)	(32,160)
Miscellaneous other operating income	269	334	220
Income from government grants	71	68	15
Other income	125	0	0
Maximum advance payments from customers	4,000
Other expense	452	349	0
Impairment loss on financial assets	6	6	0
Interest income	0	2	0
Interest expense	4,781	2,040	702
Interest expense on other financial liabilities	3,227	614	287
Interest expense on advance payments from customers	1,497	1,360	415
Deferred tax expense (income)	18	0	0
Current deferred tax assets	314	806
Current deferred tax liabilities	47	73
Tax effect of transaction cost	937	723
Deferred tax assets	2,400	1,452	956
Deferred tax assets on transaction costs recognized in equity	18	0
Unused tax losses [member]
Statement Line Items [Line Items]
Deferred tax assets	54	0
Advance payments to technical equipment and machinery [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	1,965	(0)
Integration of solar technology [member]
Statement Line Items [Line Items]
Total revenue	11	0	0
Cost of sales	52	0	0
Sono app [member]
Statement Line Items [Line Items]
Total revenue	5	0	0
Cost of sales	6	0	0
Agency fees from the Renault ZOE conversion [member]
Statement Line Items [Line Items]
Other income	€ 47	€ 240	€ 0